Employee 401(k) Plan (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Employee 401(k) Plan [Line Items]
Employee contribution percentage	4.00%		4.00%
Matching contributions	$ 73,899	$ 116,879	$ 164,098	$ 159,562
Accrued Expenses [Member]
Employee 401(k) Plan [Line Items]
Matching contributions accrued	$ 237,997